Eaton Vance

Ohio Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 103.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.8%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$1,690,005
5.00%, 12/1/35	2,000	2,360,100
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,293,160
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,670	2,161,832

		$7,505,097

Education — 13.9%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$874,072
4.00%, 6/1/45	1,300	1,496,729
Kent State University, OH:
5.00%, 5/1/37	215	272,807
5.00%, 5/1/38	250	316,693
5.00%, 5/1/39	265	335,079
5.00%, 5/1/40	405	511,313
Miami University, OH, 5.00%, 9/1/35	140	185,364
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
4.00%, 12/1/44	2,000	2,389,540
5.00%, 12/1/26	350	422,363
5.00%, 12/1/27	300	360,936
5.00%, 12/1/40	1,000	1,194,460
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	137,226
5.25%, 11/1/46	1,355	1,651,393
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,170,220
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,146,640
5.00%, 10/1/38	910	976,721
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,226,950
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	623,777
Ohio State University, 5.00%, 12/1/29	1,060	1,381,678
Ohio State University, Green Bonds, 5.00%, 12/1/36	615	825,502
Ohio University, 5.00%, 12/1/35	500	598,180
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	395,843
4.00%, 4/1/34	510	601,621
4.00%, 4/1/35	350	412,125
4.00%, 4/1/36	350	410,309
4.00%, 4/1/37	560	655,110

Security	Principal Amount (000’s omitted)	Value
4.00%, 4/1/38	$400	$467,152
4.00%, 4/1/39	415	483,770
4.00%, 4/1/40	415	483,014
University of Cincinnati, OH:
4.00%, 6/1/37	1,210	1,447,184
5.00%, 6/1/34	585	690,557
5.00%, 6/1/45	2,000	2,424,520

		$27,568,848

Electric Utilities — 3.9%
American Municipal Power, Inc., OH, (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,263,670
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,152,940
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,217,750
5.00%, 2/15/33	595	689,379
American Municipal Power-Ohio, Inc., (Freemont Energy Center):
4.00%, 2/15/36	1,750	2,112,110
5.00%, 2/15/31	250	329,875

		$7,765,724

Escrowed/Prerefunded — 3.5%
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$517,950
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,035,730
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,133,750
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	576,250
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,173,843
Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,071,087
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,420,572
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	58,752
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,542

		$7,011,476

General Obligations — 8.4%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,004,060
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,772,220
Columbus, OH:
5.00%, 4/1/40	1,900	2,477,847
5.00%, 4/1/41	1,325	1,724,196
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,510,600
4.00%, 12/1/42	1,500	1,721,475
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	544,500
Ohio:
5.00%, 3/1/29	500	641,960
5.00%, 5/1/33	1,500	1,826,280
5.00%, 3/1/40	1,500	2,016,900
Streetsboro City School District, OH, 4.00%, 12/1/36	210	246,498

Security	Principal Amount (000’s omitted)	Value
Westerville City School District, OH:
4.00%, 12/1/32	$425	$508,521
4.00%, 12/1/33	625	746,750

		$16,741,807

Hospital — 18.1%
Akron, OH, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron):
5.00%, 11/15/32	$2,450	$2,490,302
5.00%, 11/15/38	1,155	1,223,307
Akron, OH, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group):
4.00%, 11/15/35	500	588,200
4.00%, 11/15/37	150	175,110
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,168,660
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,773,201
Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	907,335
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	1,042,802
5.00%, 11/15/28	590	720,886
Franklin County, OH, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	910,598
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	2,270,820
5.00%, 5/15/40	1,200	1,362,264
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,407,400
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,395,022
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,235,350
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	2,299,720
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	590,035
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	478,271
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	1,500	1,567,440
5.00%, 1/15/29	450	470,471
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/43	2,190	2,503,564
5.00%, 1/1/28	1,500	1,860,405
Ohio, (University Hospitals Health System, Inc.):
3.00%, 1/15/45	1,000	1,041,890
4.00%, 1/15/39	1,100	1,259,533
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	235,870

		$35,978,456

Housing — 0.3%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$470	$498,708

		$498,708

Industrial Development Revenue — 1.8%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,635,721
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,942,216

		$3,577,937

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 7.7%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$1,180,230
(AGM), 5.00%, 11/15/24	1,265	1,426,325
(NPFG), 0.00%, 11/15/27	2,540	2,352,904
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,866,440
(NPFG), 0.00%, 2/15/27	2,500	2,342,975
(NPFG), 0.00%, 2/15/28	4,750	4,348,958
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	824,531

		$15,342,363

Insured-Escrowed/Prerefunded — 0.3%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$265,795
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	243,642

		$509,437

Insured-General Obligations — 18.3%
Cincinnati City School District, OH, (NPFG), 5.25%, 12/1/29(1)	$7,500	$9,871,576
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,294,850
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,801,845
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,627,511
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,625,505
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	6,500,300
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	94,872
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,568,955

		$36,385,414

Insured-Hospital — 0.9%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,874,575

		$1,874,575

Insured-Transportation — 4.6%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,210,700
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,292,550
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,685,835
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	940	1,024,694

		$9,213,779

Insured-Water and Sewer — 2.2%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,341,370

		$4,341,370

Other Revenue — 2.8%
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	$400	$490,280
5.00%, 1/1/34	300	367,200
5.00%, 1/1/35	500	610,885
5.00%, 1/1/41	725	876,380
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,775	1,777,804
Summit County Port Authority, OH, Prerefunded to 12/1/22, 5.00%, 12/1/31	1,410	1,471,180

		$5,593,729

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.7%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$750,483
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40(3)	1,000	1,101,940
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	629,422
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	976,468

		$3,458,313

Special Tax Revenue — 5.4%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$743,608
4.00%, 12/1/37	520	589,550
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	100	123,859
Cleveland, OH, Income Tax Revenue:
4.00%, 10/1/31	470	573,132
4.00%, 10/1/32	520	630,240
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,294,700
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,122,750
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	605,409
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,230,720
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	528,312
Green, OH, Income Tax Revenue, (Community Learning Centers):
Prerefunded to 12/1/22, 5.00%, 12/1/26	570	595,000
Prerefunded to 12/1/22, 5.00%, 12/1/28	940	981,229
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/29	500	646,455

		$10,664,964

Transportation — 1.4%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$746,906
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,936,920

		$2,683,826

Water and Sewer — 4.0%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,086,258
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,777,230
Hamilton County, OH, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,311,730
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,414,889
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,352,600

		$7,942,707

Total Tax-Exempt Municipal Obligations — 103.0% (identified cost $186,825,800)		$204,658,530

Other Assets, Less Liabilities — (3.0)%		$(6,004,012)

Net Assets — 100.0%		$198,654,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $2,066,075 or 1.0% of the Fund’s net assets.

(3)	When-issued security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	3/22/22	$(4,813,125)	$(61,931)

					$(61,931)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$204,658,530	$—	$204,658,530
Total Investments	$—	$204,658,530	$—	$204,658,530

Liability Description
Futures Contracts	$(61,931)	$—	$—	$(61,931)
Total	$(61,931)	$—	$—	$(61,931)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.